Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEF 14C
Amendment Flag	false
Entity Information [Line Items]
Registrant Name	Exodus Movement, Inc.
Central Index Key	0001821534